Prepayments and other current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
Deposits paid	$ 40		$ 255
Prepayments	68		76
Other receivables	134		152
Other tax recoverable	4		3
Prepayments and other current assets	$ 246		$ 486
ZHEJIANG TIANLAN
Prepayments | ¥		¥ 16,622		¥ 12,547
Deposits paid for bidding projects and temporary payments | ¥		6,257		6,004
Other current assets | ¥		862		2,600
Prepayments and other current assets | ¥		¥ 23,741		¥ 21,151